Contingencies, Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Lessee, Operating Lease, Liability, Maturity
The following table presents the future undiscounted cash flows under operating leases at December 31, 2022:

(in millions)
2023	$16
2024	9
2025	7
2026	6
2027	2
Remaining years after 2027	6
Total undiscounted lease payments	46
Less: Present value adjustment	3
Net lease liabilities	$43